Contributions to the benefit plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 0
Other Pension Plans Defined Benefit Member
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 51